Securities Act Registration No. 333-102844 Investment Company Act Registration No. 811-21290

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 19	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 20	[X]

NEIMAN FUNDS (Exact Name of Registrant as Specified in Charter)

6631 Main Street
Williamsville, New York 14221	92067
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (858) 759-4223

Harvey Neiman
Neiman Funds
6631 Main Street
Williamsville, New York 14221

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 29, 2012 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 18 to its Registration Statement until June 29, 2012. The Prospectus and Statement of Additional Information for the Neiman Tactical Income Fund, previously filed on March 16, 2012, from the Registrant's Registration Statement in Post-Effective Amendment No. 18 (accession number 0001413042-12-000064), are hereby incorporated by reference.

PART C OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(a.1) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement on January 30, 2003, is hereby incorporated by reference.

(a.2) Copy of Amendment No.1 to Registrant's Declaration of Trust which, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on July 29, 2004, is hereby incorporated by reference.

(a.3) Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on July 15, 2005, is hereby incorporated by reference.

(a.4) Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on July 27, 2006, is hereby incorporated by reference.

(a.5) Amendment No. 4 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on October 4, 2006, is hereby incorporated by reference.

(a.6) Amendment No. 5 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on July 6, 2010, is hereby incorporated by reference.

(a.7) Amendment No. 6 to Registrant's Declaration of Trust to be filed by amendment.

(b) By-Laws. Copy of Registrant's amended By-Laws which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on June 2, 2005, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None. (d) Investment Advisory Contracts.

(d.1) Copy of Registrant’s Management Agreement for Neiman Large Cap Value Fund dated November 30, 2009 which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12 on April 20, 2010, is hereby incorporated by reference.

(d.2) Copy of Registrant’s Management Agreement for Neiman Balanced Allocation Fund dated July 1, 2010 which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on July 6, 2010, is hereby incorporated by reference.

(d.3) Copy of Registrant’s Management Agreement for Neiman Tactical Income Fund to be filed by amendment.

(d.4) Copy of Registrant’s Sub-Advisory Agreement for Neiman Tactical Income Fund to be filed by amendment.

(e) Underwriting Contracts. Copy of Registrant’s Distribution Agreement with Rafferty Capital Markets, LLC which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on July 6, 2010, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g)
(g.1) Custodial Agreement. Copy of Registrant's Custodial Agreement, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on March 28, 2003, is hereby incorporated by reference.

(g.2) Amendment to Registrant's Custodial Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on July 30, 2010, is hereby incorporated by reference.

(h) Other Material Contracts.

(h.1) Accounting Services Agreement. Copy of Registrant's Accounting Services Agreement, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on March 28, 2003, is hereby incorporated by reference.

(h.1.b) Amendment to Registrant's Accounting Services Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on July 30, 2010, is hereby incorporated by reference.

(h.2) Administration Servicing Agreement. Copy of Registrant's Administration Servicing Agreement, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on March 28, 2003, is hereby incorporated by reference.

(h.2.b) Amendment to Registrant's Administration Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on July 30, 2010, is hereby incorporated by reference.

(i) Legal Opinion.

(i.1) Opinion and Consent of Thompson Hine LLP with respect to the Neiman Large Cap Value Fund and the Neiman Balanced Allocation Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on July 28, 2011, is hereby incorporated by reference.

(i.2) Opinion and Consent with respect to the Neiman Tactical Income Fund to be filed to be filed by amendment.

(j) Other Opinions.

(j.1) Consent of Cohen Fund Audit Services, Ltd. with respect to the Neiman Large Cap Value Fund and the Neiman Balanced Allocation Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on July 28, 2011, is hereby incorporated by reference.

(j.2) Consent of Auditors with respect to the Neiman Tactical Income Fund to be filed by amendment.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Copy of Registrant's Subscription Agreement between the Trust and the initial investor, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on March 28, 2003, is hereby incorporated by reference.

(m) Rule 12b-1 Plan. Registrants Distribution Plan under Rule 12b-1 which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on July 6, 2010, is hereby incorporated by reference.

(n) Rule 18f-3 Plan is included which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on July 6, 2010, is hereby incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(p.1) Copy of Registrant's amended Code of Ethics, which was filed as an Exhibit to the Registrants Post Effective Amendment No. 11 on July 28, 2009, is hereby incorporated by reference.

(p.2) Copy of PageOne Fund Management, LLC’s Code of Ethics to be filed by amendment.

(q) Powers of Attorney.

(q.1) Powers of Attorney of the Registrant and the Officers and the Trustees of the Registrant, and a Certificate which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on March 28, 2003, is hereby incorporated by reference.

(q.2) Power of Attorney for Michael Lomas, a Trustee of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on July 6, 2010, is hereby incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser.

(a) Neiman Funds Management LLC (“Neiman Funds Management”), 6631 Main Street, Williamsville, New York, 14221 is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Neiman Funds Management during the past two years – Harvey Neiman and Daniel Neiman have been working as investment advisers with Neiman Funds Management since December 2009. Prior to December 2009 they were investment advisers with Neiman Capital Management LLC. Michael Lomas is a division manager and registered representative with NEXT Financial Group, the co-owner of Financials Guys LLC and the president of Independent Solutions Wealth Management, LLC. Glenn Wiggle is a division manager and registered representative of NEXT Financial Group, the co-owner of The Financial Guys LLC and a founder, partner and Chief Compliance Officer (CCO) of Independent Solutions Wealth Management, LLC.

Item 32. Principal Underwriter.

(a)	Rafferty Capital Markets, LLC (“RCM”), 59 Hilton Avenue, Garden City, NY 11530, serves as the Trust’s principal underwriter. RCM also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: (1) Acadia Funds; (2) Archer Funds; (3) Aviemore Funds; (4) Chou America Funds; (5) Conestoga Funds; (6) Direxion Funds; (7) Epiphany Funds; (8) Entrepreneur Shares; (9) FMI Funds; (10) Gilded Funds (11) Hagin Keystone Market Neutral Fund; (12) Leuthold Funds; (13) Longleaf Partners Funds; (14) Marketocracy Funds; (15) New Frontiers KC India Fund; (16) Oracle Funds; (17) Paradigm Funds; (18) PFS Funds; (19) PIP New Generation Fund; (20) Ranger Funds (21) Satuit Funds; (22) Sparrow Funds; and (23) Yacktman Funds.

(a)	The following table identifies the Officers of RCM and their positions, if any, with the Trust. The business address of each of these individuals is 59 Hilton Avenue, Garden City, NY 11530.

Name	Position with Underwriter	Position with Trust

Thomas A. Mulrooney	President	None
Michael Rafferty	Senior Vice President	None
Stephen P. Sprague	Chief Financial Officer	None

(c)	No commissions or other compensation were received, directly or indirectly, from the Registrant during the most recent fiscal year.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 31st day of May, 2012.

NEIMAN FUNDS

By: /s/ Harvey Neiman
Harvey Neiman, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s

Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Harvey Neiman		5/31/2012
Harvey Neiman	Trustee
President

5/31/2012
Michael Lomas*	Trustee

/s/ Daniel Neiman		5/31/2012
Daniel Neiman	Treasurer
Chief Financial Officer
Secretary

5/31/2012
Darla Clark *	Trustee

5/31/2012
Suzanne Cowan Dimeff *	Trustee

5/31/2012
Luke Fairfield *	Trustee

* By: /s/ Daniel Neiman
Daniel Neiman, Attorney-In-Fact

Date: May 31, 2012